WESTCORE TRUST
1290 Broadway, Suite 1100
Denver, CO 80203

September 16, 2016

Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549

Re:	Westcore Trust (the “Registrant”)
	File Nos.	002-75677
811-03373

Dear Sir or Madam:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the supplement, dated August 29, 2016, to the Prospectus dated April 29, 2016, for Westcore Small-Cap Growth Fund, Westcore Micro-Cap Fund and Westcore Flexible Income Fund (the “Funds”). The purpose of the filing is to submit the 497(e) filing dated August 26, 2016 in XBRL for the Funds.

The SEC Staff is requested to address any comments on this filing to my paralegal, Tiffany Pearson, at 720.917.0667.

Sincerely,

/s/ Richard C. Noyes
Richard C. Noyes, Esq.
Secretary

cc:  Peter H. Schwartz, Davis Graham & Stubbs LLP